UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                   Form 13 F

                                FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended:March 31, 2006

       Check here if Amendment [ ]; Amendment Number: ______
        This Amendment (Check only one.):[] is a restatement.
                              		 [] adds new holdings entries.

       Institutional Investment Manager Filing this Report:

       Name: 	CLS Investment Firm, LLC
       Address: 4020 South 147th Street
             	Omaha, NE 68137


       Form 13F File Number: 28- 11877

       The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

       Person Signing this Report on Behalf of Reporting Manager:

       Name: 	Brian Nielsen
       Title:	Chief Compliance Officer
       Phone:	(402) 493-1731

       Signature, Place, and Date of Signing:

                Brian Nielsen            Omaha, Nebraska      April 26, 2006
                 [Signature]              [City, State]       [Date]

       Report Type (Check only one.):

       [] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

       [] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

       [X]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


       List of Other Managers Reporting for this Manager:
       [If there are no entries in this list, omit this section.]

          Form 13F File NumberName

          28-65947           PADCO Advisors II, Inc.
          [Repeat as necessary.]

                               FORM 13F SUMMARY PAGE


       Report Summary:


       Number of Other Included Managers:	   1

       Form 13F Information Table Entry Total:	   63

       Form 13F Information Table Value Total:	$736,203
                                               (thousands)


       List of Other Included Managers:


       Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.   Form 13F File Number   Name

           1    28-65947               PADCO Advisors II, Inc.

          [Repeat as necessary.]




                                                   FORM 13F INFORMATION TABLE

          COLUMN               COLUMN      COLUMN     COLUMN        COLUMN        COLUMN   COLUMN          COLUMN
             1                   2            3          4             5            6        7               8
                                                                                                     VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS   CUSIP     MARKET    SHRS OR   SH/  INVESTMENT OTHER    SOLE   SHARED NONE
                                           NUMBER      VALUE    PRN AMT  PUT/  DISCRETIONMANAGERS
                                                     (X$1000)             PRN
                                                                         CALL
BERKSHIRE HATHAWAY INC DEL CLASS A        084670 10 8       $539        6  SH      SOLE     NONE                    6
BERKSHIRE HATHAWAY INC DEL CLASS A        084670 10 8     $8,674       96  SH      SOLE     NONE     96
DIAMONDS TR                UNIT SER 1     252787 10 6       $669    6,000  SH      SOLE     NONE    6,000
ISHARES INC                MSCI NETHERLND 464286 81 4     $9,256  409,000  SH      SOLE     NONE   409,000
ISHARES INC                MSCI SPAIN     464286 76 4     $8,049  197,000  SH      SOLE     NONE   197,000
ISHARES INC                MSCI UTD KINGD 464286 69 9    $10,322  512,000  SH      SOLE     NONE   512,000
ISHARES TR                 1-3 YR TRS BD  464287 45 7     $3,200   40,000  SH      SOLE     NONE   40,000
ISHARES TR                 1-3 YR TRS BD  464287 45 7     $6,081   76,024  SH      SOLE     NONE                 76,024
ISHARES TR                 20+ YR TRS BD  464287 43 2     $3,909   45,000  SH      SOLE     NONE   45,000
ISHARES TR                 7-10 YR TRS BD 464287 44 0       $871   10,673  SH      SOLE     NONE                 10,673
ISHARES TR                 DJ SEL DIV INX 464287 16 8       $260    4,153  SH      SOLE     NONE                  4,153
ISHARES TR                 DJ US HEALTHCR 464287 76 2        $35      550  SH      SOLE     NONE                   550
ISHARES TR                 DJ US HEALTHCR 464287 76 2    $32,271  507,000  SH      SOLE     NONE   507,000
ISHARES TR                 DJ US TELECOMM 464287 71 3       $375   14,500  SH      SOLE     NONE   14,500
ISHARES TR                 GS CORP BD FD  464287 24 2       $227    2,155  SH      SOLE     NONE                  2,155
ISHARES TR                 LEHMAN AGG BND 464287 22 6    $14,466  146,000  SH      SOLE     NONE   146,000
ISHARES TR                 LEHMAN AGG BND 464287 22 6     $3,097   31,253  SH      SOLE     NONE                 31,253
ISHARES TR                 LRGE CORE INDX 464287 12 7     $4,139   60,000  SH      SOLE     NONE   60,000
ISHARES TR                 MID CORE INDEX 464288 20 8     $6,795   87,000  SH      SOLE     NONE   87,000
ISHARES TR                 MID CORE INDEX 464288 20 8     $2,600   33,295  SH      SOLE     NONE                 33,295
ISHARES TR                 MSCI EAFE IDX  464287 46 5    $54,208  835,000  SH      SOLE     NONE   835,000
ISHARES TR                 MSCI EAFE IDX  464287 46 5    $17,351  267,274  SH      SOLE     NONE                 267,274
ISHARES TR                 MSCI EMERG MKT 464287 23 4    $46,629  471,000  SH      SOLE     NONE   471,000
ISHARES TR                 MSCI EMERG MKT 464287 23 4     $4,015   40,554  SH      SOLE     NONE                 40,554
ISHARES TR                 MSCI EMU INDEX 464286 60 8       $681    7,813  SH      SOLE     NONE                  7,813
ISHARES TR                 NASDQ BIO INDX 464287 55 6     $5,767   70,000  SH      SOLE     NONE   70,000
ISHARES TR                 RUSSELL 2000   464287 65 5       $456    6,000  SH      SOLE     NONE    6,000
ISHARES TR                 RUSSELL MCP GR 464287 48 1    $53,817  531,000  SH      SOLE     NONE   531,000
ISHARES TR                 RUSSELL MCP GR 464287 48 1     $4,686   46,236  SH      SOLE     NONE                 46,236
ISHARES TR                 RUSSELL MIDCAP 464287 49 9       $947   10,000  SH      SOLE     NONE   10,000
ISHARES TR                 RUSSELL MIDCAP 464287 49 9     $4,990   52,713  SH      SOLE     NONE                 52,713
ISHARES TR                 RUSSELL1000GRW 464287 61 4    $15,347  291,000  SH      SOLE     NONE   291,000
ISHARES TR                 RUSSELL1000GRW 464287 61 4    $12,405  235,208  SH      SOLE     NONE                 235,208
ISHARES TR                 RUSSELL1000VAL 464287 59 8    $26,455  362,000  SH      SOLE     NONE   362,000
ISHARES TR                 RUSSELL1000VAL 464287 59 8    $12,946  177,082  SH      SOLE     NONE                 177,082
ISHARES TR                 S&P 100 IDX FD 464287 10 1     $1,414   23,997  SH      SOLE     NONE                 23,997
ISHARES TR                 S&P 500 INDEX  464287 20 0       $536    4,123  SH      SOLE     NONE                  4,123
ISHARES TR                 S&P GLB100INDX 464287 57 2       $633    9,609  SH      SOLE     NONE                  9,609
ISHARES TR                 S&P LTN AM 40  464287 39 0       $280    2,000  SH      SOLE     NONE    2,000
ISHARES TR                 S&P500/BAR VAL 464287 40 8       $218    3,165  SH      SOLE     NONE                  3,165
LEVEL 3 COMMUNICATIONS INC COM            52729N 10 0        $73   14,079  SH      SOLE     NONE                 14,079
MIDCAP SPDR TR             UNIT SER 1     595635 10 3     $2,173   15,000  SH      SOLE     NONE   15,000
MIDCAP SPDR TR             UNIT SER 1     595635 10 3       $870    6,010  SH      SOLE     NONE                  6,010
NASDAQ 100 TR              UNIT SER 1     631100 10 4    $23,906  570,000  SH      SOLE     NONE   570,000
NASDAQ 100 TR              UNIT SER 1     631100 10 4       $412    9,836  SH      SOLE     NONE                  9,836
SELECT SECTOR SPDR TR      SBI CONS STPLS 81369Y 30 8    $25,3701,075,000  SH      SOLE     NONE  1,075,000
SELECT SECTOR SPDR TR      SBI HEALTHCARE 81369Y 20 9       $959   30,000  SH      SOLE     NONE   30,000
SELECT SECTOR SPDR TR      SBI INT-ENERGY 81369Y 50 6     $3,260   60,000  SH      SOLE     NONE   60,000
SELECT SECTOR SPDR TR      SBI INT-FINL   81369Y 60 5     $1,302   40,000  SH      SOLE     NONE   40,000
SELECT SECTOR SPDR TR      SBI INT-INDS   81369Y 70 4    $29,406  870,000  SH      SOLE     NONE   870,000
SELECT SECTOR SPDR TR      SBI MATERIALS  81369Y 10 0       $647   20,000  SH      SOLE     NONE   20,000
SELECT SECTOR SPDR TR      SBI MATERIALS  81369Y 10 0         $7      230  SH      SOLE     NONE     230           230
SEMICONDUCTOR HLDRS TR     DEP RCPT       816636 20 3       $726   20,000  SH      SOLE     NONE   20,000
SPDR TR                    UNIT SER 1     78462F 10 3   $161,2491,242,000  SH      SOLE     NONE  1,242,000
TEMPLETON GLOBAL INCOME FD COM            880198 10 6        $33    3,884  SH      SOLE     NONE                  3,884
VAN KAMPEN SENIOR INCOME TRCOM            920961 10 9     $2,807  344,000  SH      SOLE     NONE   344,000
VAN KAMPEN SENIOR INCOME TRCOM            920961 10 9       $138   16,928  SH      SOLE     NONE                 16,928
VANGUARD INDEX TR          MID CAP VIPERS 922908 62 9    $46,128  662,000  SH      SOLE     NONE   662,000
VANGUARD INDEX TR          VALUE VIPERS   922908 74 4    $17,054  285,000  SH      SOLE     NONE   285,000
VANGUARD INTL EQUITY INDEX EMR MKT VIPERS 922042 85 8    $15,945  237,000  SH      SOLE     NONE   237,000
F
VANGUARD SECTOR INDEX FDS  CNS STP VIPERS 92204A 20 7     $5,860  102,000  SH      SOLE     NONE   102,000
VANGUARD SECTOR INDEX FDS  HTH CARE VIPER 92204A 50 4    $18,054  327,000  SH      SOLE     NONE   327,000
VANGUARD SECTOR INDEX FDS  HTH CARE VIPER 92204A 50 4       $208    3,770  SH      SOLE     NONE                  3,770